Leases	12 Months Ended
Dec. 31, 2020
Leases [Abstract]
Leases

Note 10. Leases

The Company has operating and finance leases for its corporate office, temporary office, vehicles and equipment. In addition, the Company enters into arrangements whereby portions of the leased premises are subleased to third parties and are classified as operating leases. The following table provides a summary of the components of lease income, costs and rent, which are included within research and development and selling, general and administrative on the accompanying consolidated statements of operations:

	Years Ended December 31,
	2020	2019
	(in thousands)
Operating lease costs:
Operating lease cost	$1,389	$1,908
Short-term lease cost	42	4
Variable lease cost	(14)	(140)
Sublessor income	(326)	(421)

Total operating lease costs	$1,091	$1,351

Finance lease costs:
Amortization of right-of-use assets	$112	$112
Interest on lease liabilities	21	50

Total finance lease costs	$133	$162

Finance lease ROU assets were $0.3 million and $0.7 million as of December 31, 2020 and 2019 and accumulated amortization was $0.1 million and $0.2 million as of December 31, 2020 and 2019, respectively.

The following table provides the weighted-average lease terms and discount rates used for the Company’s operating and finance leases:

December 31, 2020
Weighted-average remaining lease term (in years):
Operating leases	5.0
Finance leases	0.3

Weighted-average discount rate:
Operating leases	9.9%
Finance leases	14.2%

The following table provides a summary of lease liability maturities for the next five years and thereafter:

	Operating	Finance
	Leases	Leases
	(in thousands)
2021	$1,269	$49
2022	1,441	-
2023	1,484	-
2024	1,529	-
2025	1,575	-
Thereafter	133	-

Total lease payments	7,431	49
Less: Imputed interest	(1,621)	-

Total lease obligations	$5,810	$49